S000004161 [Member] Expense Example - ClearBridge Large Cap Growth Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 647
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,076
Expense Example, with Redemption, 10 Years	1,716
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,852
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	908
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	728
Expense Example, with Redemption, 10 Years	1,600
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	797
Class O
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	$ 846